Offsets	Aug. 07, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Satellos Bioscience Inc.
Form or Filing Type	F-10
File Number	333-293229
Initial Filing Date	Feb. 05, 2026
Fee Offset Claimed	$ 12,774.25
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 92,500,000.00
Termination / Withdrawal Statement	An aggregate registration fee of U.S.$20,715 was previously paid in connection with $150,000,000 of securities registered under the Registration Statement on Form F-10 (File No. 333-293229) (the "Prior Registration Statement") initially filed on February 5, 2026 by the Registrant, including U.S.$12,774.25 paid in relation to $92,500,000 of securities remaining unsold in the offering contemplated by the Prior Registration Statement, which unsold securities are hereby deregistered. Consequently, pursuant to Rule 457(p) of the U.S. Securities Act of 1933, as amended, U.S.$ 12,774.25 is being offset against the total registration fee due for this Registration Statement. Accordingly, U.S.$28,655.75 is being paid at the time of filing of this Registration Statement. The Registrant has terminated or completed any offerings that included unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Satellos Bioscience Inc.
Form or Filing Type	F-10
File Number	333-293229
Filing Date	Feb. 05, 2026
Fee Paid with Fee Offset Source	$ 20,715.00